Investment Strategy - SEI DBi Multi-Strategy Alternative ETF	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will take long and short positions in investments that provide broad exposure to the global equity, fixed income and currency markets. The Fund will invest primarily in exchange-traded derivative instruments, including futures, options, and swaps, but to a lesser extent may invest in derivative instruments that are traded over-the-counter, such as forwards. The Fund primarily will hold cash and/or invest in money market instruments to collateralize its derivative positions. Additionally, the Fund will invest from time-to-time in shares of exchange-traded funds (ETFs), such as U.S. or non-U.S. corporate bond ETFs.

The Fund seeks to achieve returns similar to the total return (before taking into account the Fund's fees and expenses) of a model portfolio of alternative investment strategies, which primarily consists of hedge funds (the "Composite") calculated by the investment sub-adviser (the "Sub-Adviser"), at the direction of SEI Investments Management Corporation ("SIMC" or the "Adviser").

The Composite consists of two components (each a "sleeve"): a multi-strategy sleeve and a managed futures sleeve, each discussed below.

Multi-Strategy Sleeve. The multi-strategy sleeve consists of the average total return of the 50 largest hedge funds (excluding managed futures funds), equally weighted. The list of hedge funds is determined by the monthly reporting of assets under management to the Eurekahedge database, which is reconstituted annually. This sleeve will include exposure to a cross-section of alternative investment strategies, including, but not limited to, equity long/short, global macro, event driven, and relative value strategies. SIMC, in connection with its management of the overall strategy to achieve returns similar to the total return of the Composite and thus the return of the overall hedge fund market, may instruct the Sub-Adviser at any time to discontinue the use of any of these strategies or add one or more new strategies.

Managed Futures Sleeve. The managed futures sleeve is designed to reflect the total return of a selected pool of the largest commodity trading advisor fund managers, which are managers that use futures or forward contracts to achieve their investment objectives.

The Sub-Adviser generally expects to maintain an approximate 60/40 weighting between the multi-strategy sleeve and the managed futures sleeve, respectively, within the Composite, but the Adviser and/or Sub-Adviser may change the two sleeves? weighting in the Composite and therefore the Fund.

The Fund seeks to achieve returns similar to the total return of the Composite through a dynamic allocation of long and short investments among the global equity, fixed income and currency markets. The Sub-Adviser will use a quantitative model to estimate the market exposures that drive the aggregate returns of the Composite and will primarily invest in derivative instruments that it estimates will provide, in the aggregate, market exposure similar to that of the Composite. The Sub-Adviser may use various approaches to estimate market exposure, including an analysis of historical return information for the hedge funds within the Composite.

The Fund's investments will include futures, forwards, options, ETFs and securities index swaps that provide exposure to the returns of (i) the equity markets, including common stocks, preferred stocks, warrants, rights, depositary receipts, and real estate investment trusts (REITs), which may be from U.S. and non-U.S. issuers (including emerging market issuers) of various capitalizations and industries; (ii) the currency markets, through U.S. and non-U.S. issuers (including emerging markets issuers) or through exposure to currency futures; and (iii) the fixed income markets, through U.S. and non-U.S. issuers (including emerging markets issuers) or through exposure to corporate and government fixed income securities, asset-backed securities, mortgage-backed securities (including commercial mortgage-backed securities and "to-be-announced" transactions), corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities, zero coupon obligations and obligations to restructure outstanding debt of such issuers, which may be investment grade and non-investment grade debt (junk bonds), of any duration or maturity.

The Fund will not make any direct investments in hedge funds.

The amount of the Fund's assets that may be allocated to various strategies and among investments is expected to vary over time and may be adjusted over short periods of time.

There are no limitations on the minimum or maximum amount of the Fund's assets that may be allocated to investments representing exposure to any one of the global equity, fixed income and currency markets.

The Sub-Adviser may also consider other factors when allocating the Fund's assets, such as: (i) the Fund's obligations under its various derivative positions; (ii) portfolio rebalancing; (iii) redemption requests; (iv) yield management; (v) credit management; and (vi) volatility management.

The Fund uses a multi-manager approach, relying primarily on one or more Sub-Advisers under the general supervision of SIMC, the Fund's adviser.